Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Directors' and key management remuneration
Schedule of directors' remuneration

	2022	2021
Directors' remuneration	£000	£000
Non-executive directors emoluments	1,685	1,641
Chairman and executive directors emoluments	5,804	4,688
	7,489	6,329
Amounts receivable under long-term incentive plans and share option plans	542	549
Total	8,031	6,878

Schedule of compensation of key management

	2022	2021
	£000	£000
Short-term benefits	22,175	17,303
Post-employment benefits	732	820
Share-based payments	2,547	2,491
	25,454	20,614